Revenue and Contract Balances	6 Months Ended
Jun. 30, 2025
Revenue and Contract Balances [Abstract]
REVENUE AND CONTRACT BALANCES
7.	REVENUE AND CONTRACT BALANCES

The Group derives revenues in the following major categories:

	Periods ended June 30,
In thousands of USD	2025	2024
Self-mining	96,538	90,084
Cloud hash rate
Hash rate subscription	38	18,400
Electricity subscription	13	11,713
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	-	229
Sale of mining rigs and accessories	73,554	-
Cloud hosting arrangements (2)	31	1,001
General hosting	18,960	49,525
Membership hosting	30,868	41,669
Others (1)	5,708	6,114
Total revenues	225,710	218,735

(1)	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining rigs, lease of investment properties, the sale of mining rigs peripherals, the sale of containerized solution products and providing HPC and AI cloud services.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2025 and 2024.

Revenue concentration for the six months ended June 30, 2025 and 2024 is as below:

	Six months ended June 30,
	2025	2024
Customer A	14.52%	*
Customer B	*	10.07%
Customer C	10.81%	*

*	Less than 10%

Contract assets and liabilities

A contract asset is recognized when the Group recognizes revenue before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets are assessed for expected credit losses and are reclassified to receivables when the right to the consideration has become unconditional. As of June 30, 2025 and December 31, 2024, the Group did not have any contract assets.

A contract liability is recognized when the customer pays consideration for goods or services before the Group recognizes the related revenue. A contract liability would also be recognized if the Group has an unconditional right to receive non-refundable consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized. As of June 30, 2025 and December 31, 2024, the Group had contract liabilities, presented as deferred revenue on the unaudited condensed consolidated statements of financial position, of approximately US$123.9 million and US$129.2 million. Approximately US$14.6 million and US$33.1 million, included in the deferred revenue balance at January 1, 2025 and 2024, respectively, was recognized as revenue during the six months ended June 30, 2025 and 2024.